EVENTS AFTER THE REPORTING PERIOD	6 Months Ended
Jan. 31, 2026
EVENTS AFTER THE REPORTING PERIOD
EVENTS AFTER THE REPORTING PERIOD

12. EVENTS AFTER THE REPORTING PERIOD

On February 3, 2026, 5,000 shares were issued upon the exercise of non-flow-through warrants with an exercise price of $0.60 for proceeds of $3,000.

On February 5, 2026, 5,952 shares were issued upon the exercise of non-flow-through warrants with an exercise price of $0.60 for proceeds of $3,571.

On February 23, 2026, 210,000 shares were issued upon the exercise of non-flow-through warrants with an exercise price of $0.60 for proceeds of $126,000.

On February 25, 2026, 183,520 shares were issued upon the exercise of non-flow-through warrants with an exercise price of $0.60 for proceeds of $110,112.

On February 26, 2026, 200,000 shares were issued upon the exercise of non-flow-through warrants with an exercise price of $0.60 for proceeds of $120,000.

On March 2, 2026, 82,500 shares were issued upon the exercise of non-flow-through warrants with an exercise price of $0.60 for proceeds of $49,500.

On March 4, 2026, 25,952 shares were issued upon the exercise of non-flow-through warrants with an exercise price of $0.60 for proceeds of $15,571.

On March 5, 2026, 20,000 shares were issued upon the exercise of non-flow-through warrants with an exercise price of $0.60 for proceeds of $12,000.

On March 9, 2026, 17,857 shares were issued upon the exercise of non-flow-through warrants with an exercise price of $0.60 for proceeds of $10,714.

On March 10, 2026, 837,500 shares were issued upon the exercise of non-flow-through warrants with an exercise price of $0.60 for proceeds of $502,500.

On March 11, 2026, 71,156 shares were issued upon the exercise of non-flow-through warrants with an exercise price of $0.60 for proceeds of $42,694.

On March 12, 2026, 5,000 shares were issued upon the exercise of non-flow-through warrants with an exercise price of $0.60 for proceeds of $3,000.

On March 13, 2026, 23,810 shares were issued upon the exercise of non-flow-through warrants with an exercise price of $0.60 for proceeds of $14,286.

On March 16, 2026, 500,000 shares were issued upon the exercise of non-flow-through warrants with an exercise price of $0.60 for proceeds of $300,000.

On March 17, 2026, 10,000 shares were issued upon the exercise of non-flow-through warrants with an exercise price of $0.60 for proceeds of $6,000.

On March 18, 2026, 103,310 shares were issued upon the exercise of non-flow-through warrants with an exercise price of $0.60 for proceeds of $61,986.

On March 18, 2026, 198,037 non-flow through warrants with exercise price at $0.60 per share were expired without being exercised.